Prepayments, Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments, Deposits And Other Receivables [Abstract]
Summary of Prepayments, Deposits And Other Receivables

	As of December 31,
	2020	2021
	HK$	HK$
Prepayments	23,221,564	20,720,272
Deposits	559,933	516,399
Other receivables	1,090,894	679,711

	24,872,391	21,916,382